Long-Term Debt - Additional Information - NOK Bonds (Details) - Norwegian Kroner Bond due in January 2019 kr in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 NOK (kr)
Debt Instrument [Line Items]
Debt issued	$ 122.7		kr 1,000
Bonds | Interest Rate Swap
Debt Instrument [Line Items]
Fixed interest rate	7.45%		7.45%
Debt instrument, principal amount	$ 162.2
Bonds | NIBOR
Debt Instrument [Line Items]
Marginal rate added for interest paid	4.25%
Subsequent Event
Debt Instrument [Line Items]
Debt repurchase amount		$ 910.0